As filed with the Securities and Exchange Commission on November 4, 2021
1933 Act File No.333-259043

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 1	[ X ]

(Check appropriate box or boxes)

Global X Funds
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

605 3rd Avenue, 43rd Floor
New York, NY 10158
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICE) (ZIP CODE)

Registrant's Telephone Number, including Area Code: (212) 644-6440

Send Copies of Communications to:

Luis Berruga 605 3rd Avenue, 43rd Floor New York, New York 10158	Eric S. Purple, Esquire Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington D.C. 20006

Title of Securities Being Registered: Shares of Beneficial Interest, no par value, of Global X MSCI Norway ETF (formerly known as the Global X FTSE Nordic Region ETF).
It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

CONTENTS

This Registration Statement includes the following:
1. Facing Page
2. Contents Page
3. Part A - Information Statement/Prospectus
4. Part B - Statement of Additional Information
5. Part C - Other Information
6. Signatures
7. Exhibits

PART A
Part A, the definitive Prospectus/Information Statement dated October 4, 2021, has been filed pursuant to Rule 497 of the Securities Act of 1933, Accession No. 0001432353-21-000465, and is incorporated herein by reference.

PART B

Part B, the Statement of Additional Information dated October 4, 2021, has been filed pursuant to Rule 497 of the Securities Act of 1933, Accession No. 0001432353-21-000465, and is incorporated herein by reference.

PART C

OTHER INFORMATION

ITEM 15.  INDEMNIFICATION:

Section 3 of Article VII of the Registrant’s Declaration of Trust filed as Exhibit (a)(2) to the Registrant’s Registration Statement provides that, subject to the exceptions and limitations contained in the By-Laws, each Trustee or officer of the Registrant (“Covered Person”) shall be indemnified by the Registrant to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with the defense of any proceeding in which he or she becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer of the Trust and against amounts paid or incurred by him or her in the settlement thereof; and that expenses in connection with the defense of any proceeding of the character described above shall be advanced by the Trust to the Covered Person from time to time prior to final disposition of such proceeding to the fullest extent permitted by law. No indemnification shall be provided hereunder to a Covered Person who shall have been adjudicated by a court or body before which the proceeding was brought (i) to be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (ii) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Registrant.

The Registrant’s financial obligations arising from the indemnification provided herein or in the By-Laws may be insured by policies maintained by the Registrant, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person as to acts or omissions as a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Registrant’s personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

Expenses in connection with the defense of any proceeding of the character described in paragraph (a) of Section 3 may be advanced by the Registrant (or its series) from time to time prior to final disposition of the proceeding upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Registrant (or series) if it is ultimately determined that he is not entitled to indemnification under Section 3; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Registrant is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither “interested persons” of the Registrant nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under Section 3.

Section 2 of Article VII of the Registrant’s By-Laws filed as Exhibit (b) to the Registrant’s Registration Statement further provides that, with respect to indemnification of the Trustees and officers, the Registrant shall, subject to certain exceptions and limitations, indemnify its Trustees and officers to the fullest extent consistent with state law and the 1940 Act. Without limitation of the foregoing, the Registrant shall indemnify each person who was or is a party or is threatened to be made a party to any proceedings, by reason of alleged acts or omissions within the scope of his or her service as a Trustee or officer of the Registrant, against judgments, fines, penalties, settlements and reasonable expenses (including attorneys’ fees) actually incurred by him or her in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act. The Registrant may, to the fullest extent consistent with law, indemnify each person who is serving or has served at the request of the Registrant as a director, officer, partner, trustee, employee, agent or fiduciary of another domestic or foreign corporation, partnership, joint venture, trust, other enterprise or employee benefit plan (“Other Position”) and who was or is a party or is threatened to be made a party to any proceeding by reason of alleged acts or omissions while acting within the scope of his or her service in such Other Position, against judgments, fines, settlements and reasonable expenses (including attorneys’ fees) actually incurred by him or her in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act. The indemnification and other rights provided by Article VII shall continue as to a person who has ceased to be a Trustee or officer of the Registrant. In no event will any revision, amendment or change to the By-Laws affect in any manner the rights of any Trustee or officer of the Trust to receive indemnification by the Trust against all liabilities and expenses reasonably incurred or paid by the Trustee or officer in connection with any proceeding in which the Trustee or officer becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer of the Trust (including any amount paid or incurred by the Trustee or officer in the settlement of such proceeding) with respect to any act or omission of such Trustee or officer that occurred or is alleged to have occurred prior to the time such revision, amendment or change to the By-Laws is made.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1940 Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

Section 7 of Article III of the Registrant’s Declaration of Trust, filed as Exhibit (a)(2) to the Registrant’s Registration Statement, also provides for the indemnification of shareholders of the Registrant. Section 7 states as follows:

If any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of a claim or demand relating to such Person being or having been a Shareholder, and not because of such Person’s acts or omissions, the Shareholder or former Shareholder (or such Person’s heirs, executors, administrators, or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified against all loss and expense arising from such claim or demand, but only out of the assets held with respect to the particular Series of Shares of which such Person is or was a Shareholder and from or in relation to which such liability arose. The Trust, on behalf of the applicable Series, may, at its option, assume the defense of any such claim made against such Shareholder. Neither the Trust nor the applicable Series shall be responsible for satisfying any obligation arising from such a claim that has been settled by the Shareholder without the prior written notice to, and consent of, the Trust.

ITEM 16. EXHIBITS:

(1)	(a)	Certificate of Trust dated as of March 6, 2008. 1/
	(b)	Declaration of Trust. 2/
	(c)	Amended and Restated Schedule A to the Declaration of Trust dated December 5, 2008. 4/
	(d)	Amended and Restated Schedule A to the Declaration of Trust dated September 18, 2009. 5/
	(e)	Amended and Restated Schedule A to the Declaration of Trust dated April 6, 2010. 7/
	(f)	Amended and Restated Schedule A to the Declaration of Trust dated June 9, 2010. 8/
	(g)	Amended and Restated Schedule A to the Declaration of Trust dated August 27, 2010. 9/
	(h)	Amended and Restated Schedule A to the Declaration of Trust dated November 17, 2010. 10/
	(i)	Amended and Restated Schedule A to the Declaration of Trust dated February 25, 2011. 11/
	(j)	Amended and Restated Schedule A to the Declaration of Trust dated May 11, 2011. 12/
	(k)	Amended and Restated Schedule A to the Declaration of Trust dated August 19, 2011. 13/
	(l)	Amended and Restated Schedule A to the Declaration of Trust dated November 11, 2011. 14/
	(m)	Amended and Restated Schedule A to the Declaration of Trust dated February 24, 2012. 18/
	(n)	Amended and Restated Schedule A to the Declaration of Trust dated May 25, 2012. 19/
	(o)	Amended and Restated Schedule A to the Declaration of Trust dated August 24, 2012. 20/
	(p)	Amended and Restated Schedule A to the Declaration of Trust dated November 16, 2012. 21/
	(q)	Amended and Restated Schedule A to the Declaration of Trust dated February 22, 2013. 22/
	(r)	Amended and Restated Schedule A to the Declaration of Trust dated October 28, 2013. 24/
	(s)	Amended and Restated Schedule A to the Declaration of Trust dated November 15, 2013. 25/
	(t)	Amended and Restated Schedule A to the Declaration of Trust dated September 5, 2014. 27/
	(u)	Amended and Restated Schedule A to the Declaration of Trust dated November 14, 2014. 30/
	(v)	Amended and Restated Schedule A to the Declaration of Trust dated March 10, 2015. 31/
	(w)	Amended and Restated Schedule A to the Declaration of Trust dated April 21, 2015. 32/
	(x)	Amended and Restated Schedule A to the Declaration of Trust dated May 29, 2015. 33/
	(y)	Amended and Restated Schedule A to the Declaration of Trust dated September 11, 2015. 34/
	(z)	Amended and Restated Schedule A to the Declaration of Trust dated November 13, 2015. 34/
	(aa)	Amended and Restated Schedule A to the Declaration of Trust dated February 26, 2016. 34/
	(bb)	Amended and Restated Schedule A to the Declaration of Trust dated April 19, 2016. 35/
	(cc)	Amended and Restated Schedule A to the Declaration of Trust dated September 9, 2016. 36/
	(dd)	Amended and Restated Schedule A to the Declaration of Trust dated February 24, 2017. 37/
	(ee)	Amended and Restated Schedule A to the Declaration of Trust dated September 20, 2017. 38/
	(ff)	Amended and Restated Schedule A to the Declaration of Trust dated February 23, 2018. 39/
	(gg)	Amended and Restated Schedule A to the Declaration of Trust dated May 23, 2018. 40/
	(hh)	Amended and Restated Schedule A to the Declaration of Trust dated September 13, 2018. 43/
	(ii)	Amended and Restated Schedule A to the Declaration of Trust dated November 13, 2018. 44/
	(jj)	Amended and Restated Schedule A to the Declaration of Trust dated June 13, 2019. 48/
	(kk)	Amended and Restated Schedule A to the Declaration of Trust dated as of February 18, 2020. 54/
	(ll)	Amended and Restated Schedule A to the Declaration of Trust dated as of July 23, 2020. 56/
	(mm)	Amended and Restated Schedule A to the Declaration of Trust dated as of November 11, 2020. 61/
	(nn)	Amended and Restated Schedule A to the Declaration of Trust dated as of November 11, 2020. 62/
	(oo)	Amended and Restated Schedule A to the Declaration of Trust dated as of March 24, 2021. 65/
	(pp)	Amended and Restated Schedule A to the Declaration of Trust dated as of May 21, 2021. 66/
	(qq)	Amended and Restated Schedule A to the Declaration of Trust dated as of August 4, 2021. 69/
	(rr)	Amended and Restated Schedule A to the Declaration of Trust dated as of September 17, 2021. 69/
(2)	(a)	By-Laws of the Registrant. 2/

	(b)	Form of Amendment to By-Laws of the Registrant. 51/
(3)		Not applicable.
(4)		Agreement and Plan of Reorganization is filed herewith as Exhibit A to the Prospectus/Information Statement. *
(5)		Instruments Defining Rights of Security Holders, reference is made to: Article III, V, VI and VIII of the Declaration of Trust; Article III and VIII of the By-Laws; and Part B Statement of Additional Information
(6)	(a)	Investment Advisory Agreement. 42/
	(b)	Interim Investment Advisory Agreement. 42/
	(c)	Amended and Restated Exhibit A to the Investment Advisory Agreement dated September 13, 2018. 43/
	(d)	Amended and Restated Exhibit A to the Investment Advisory Agreement dated November 13, 2018. 44/
	(e)	Amended and Restated Exhibit A to the Investment Advisory Agreement dated March 1, 2019. 44/
	(f)	Amended and Restated Exhibit A to the Investment Advisory Agreement dated June 13, 2019. 48/
	(g)	Amended and Restated Exhibit A to the Investment Advisory Agreement dated September 13, 2019. 49/
	(h)	Amended and Restated Exhibit A to the Investment Advisory Agreement dated November 15, 2019. 51/
	(i)	Amended and Restated Exhibit A to the Investment Advisory Agreement dated February 18, 2020. 54/
	(j)	Amended and Restated Exhibit A to the Investment Advisory Agreement dated July 23, 2020. 56/
	(k)	Amended and Restated Exhibit A to the Investment Advisory Agreement dated November 11, 2020. 63/
	(l)	Amended and Restated Exhibit A to the Investment Advisory Agreement dated February 22, 2021. 64/
	(m)	Amended and Restated Exhibit A to the Investment Advisory Agreement dated February 26, 2021. 65/
	(n)	Amended and Restated Exhibit A to the Investment Advisory Agreement dated May 21, 2021. 66/
	(o)	Amended and Restated Exhibit A to the Investment Advisory Agreement dated August 4, 2021. 69/
	(p)	Amended and Restated Exhibit A to the Investment Advisory Agreement dated September 17, 2021. 69/
	(q)	Sub-Advisory Agreement between Global X Funds and Mirae Asset Global Investments (USA) LLC. dated May 14, 2020. 54/
	(r)	Sub-Advisory Agreement between Global X Funds and Mirae Asset Global Investments (Hong Kong) Limited dated November 11, 2020. 63/
(7)	(a)	Form of Distribution Agreement. 2/
	(b)	Form of Authorized Participant Agreement. 3/
	(c)	Amendment Number One to the Distribution Agreement. 5/
	(d)	Amendment Number Two to the Distribution Agreement. 7/
	(e)	Amendment Number Three to the Distribution Agreement. 8/
	(f)	Amendment Number Four to the Distribution Agreement. 9/
	(g)	Amendment Number Five to the Distribution Agreement. 49/
	(h)	Amendment Number Six to the Distribution Agreement. 57/
(8)		Not Applicable.
(9)	(a)	Form of Custodian Agreement. 2/
	(b)	Amendment to the Custodian Agreement. 5/
	(c)	Amendment to the Custodian Agreement. 7/
	(d)	Amendment to the Custodian Agreement. 8/
	(e)	Amendment to the Custodian Agreement. 9/
	(f)	Amendment to the Custodian Agreement. 10/

	(g)	Amendment to the Custodian Agreement. 11/
	(h)	Amendment to the Custodian Agreement. 12/
	(i)	Amendment to the Custodian Agreement. 13/
	(j)	Amendment to the Custodian Agreement. 14/
	(k)	Amendment to the Custodian Agreement. 15/
	(l)	Amendment to the Custodian Agreement. 18/
	(m)	Amendment to the Custodian Agreement. 19/
	(n)	Amendment to the Custodian Agreement. 20/
	(o)	Amendment to the Custodian Agreement. 21/
	(p)	Amendment to the Custodian Agreement. 22/
	(q)	Amendment to the Custodian Agreement. 24/
	(r)	Amendment to the Custodian Agreement. 25/
	(s)	Amendment to the Custodian Agreement. 27/
	(t)	Amendment to the Custodian Agreement (as of November 14, 2014). 31/
	(u)	Amendment to the Custodian Agreement (as of March 10, 2015). 31/
	(v)	Amendment to the Custodian Agreement (as of April 21, 2015). 32/
	(w)	Amendment to the Custodian Agreement (as of May 29, 2015). 33/
	(x)	Amendment to the Custodian Agreement (as of September 11, 2015). 34/
	(y)	Amendment to the Custodian Agreement (as of November 13, 2015). 34/
	(z)	Amendment to the Custodian Agreement (as of February 26, 2016). 34/
	(aa)	Amendment to the Custodian Agreement (as of April 19, 2016). 35/
	(bb)	Amendment to the Custodian Agreement (as of September 9, 2016). 36/
	(cc)	Amendment to the Custodian Agreement (as of February 24, 2017). 37/
	(dd)	Amendment to the Custodian Agreement (as of July 19, 2017). 67/
	(ee)	Amendment to the Custodian Agreement (as of September 20, 2017). 38/
	(ff)	Amendment to the Custodian Agreement (as of February 23, 2018). 39/
	(gg)	Amendment to the Custodian Agreement (as of May 23, 2018). 40/
	(hh)	Amendment to the Custodian Agreement (as of September 13, 2018). 43/
	(ii)	Amendment to the Custodian Agreement (as of November 13, 2018). 44/
	(jj)	Amendment to the Custodian Agreement (as of June 13, 2019). 48/
	(kk)	Amendment to the Custodian Agreement (as of August 16, 2019). 48/
	(ll)	Amendment to the Custodian Agreement (as of October 24, 2019). 51/
	(mm)	Amendment to the Custodian Agreement (as of February 18, 2020). 54/
	(nn)	Amendment to the Custodian Agreement (as of July 23, 2020). 56/
	(oo)	Amendment to the Custodian Agreement (as of November 11, 2020). 62/
	(pp)	Amendment to the Custodian Agreement (as of February 26, 2021). 65/
	(qq)	Amendment to the Custodian Agreement (as of May 21, 2021). 66/
	(rr)	Amendment to the Custodian Agreement (as of August 4, 2021). 68/
	(ss)	Amendment to the Custodian Agreement (as of September 17, 2021). 69/
(10)	(a)	Form of Distribution and Service Plan. 3/
	(b)	Amended and Restated Schedule A to the Distribution and Service Plan. 5/
	(c)	Amended and Restated Schedule A to the Distribution and Service Plan. 8/
	(d)	Amended and Restated Schedule A to the Distribution and Service Plan. 9/
	(e)	Amended and Restated Schedule A to the Distribution and Service Plan. 10/
	(f)	Amended and Restated Schedule A to the Distribution and Service Plan. 11/
	(g)	Amended and Restated Schedule A to the Distribution and Service Plan. 12/
	(h)	Amended and Restated Schedule A to the Distribution and Service Plan. 13/
	(i)	Amended and Restated Schedule A to the Distribution and Service Plan. 18/
	(j)	Amended and Restated Schedule A to the Distribution and Service Plan. 19/
	(k)	Amended and Restated Schedule A to the Distribution and Service Plan. 20/

	(l)	Amended and Restated Schedule A to the Distribution and Service Plan. 21/
	(m)	Amended and Restated Schedule A to the Distribution and Service Plan. 22/
	(n)	Amended and Restated Schedule A to the Distribution and Service Plan. 24/
	(o)	Amended and Restated Schedule A to the Distribution and Service Plan. 25/
	(p)	Amended and Restated Schedule A to the Distribution and Service Plan. 27/
	(q)	Amended and Restated Schedule A to the Distribution and Service Plan (as of November 14, 2014). 31/
	(r)	Amended and Restated Schedule A to the Distribution and Service Plan (as of March 10, 2015). 31/
	(s)	Amended and Restated Schedule A to the Distribution and Service Plan (as of April 21, 2015). 32/
	(t)	Amended and Restated Schedule A to the Distribution and Service Plan (as of May 29, 2015). 33/
	(u)	Amended and Restated Schedule A to the Distribution and Service Plan (as of September 11, 2015). 34/
	(v)	Amended and Restated Schedule A to the Distribution and Service Plan (as of November 13, 2015). 34/
	(w)	Amended and Restated Schedule A to the Distribution and Service Plan (as of February 26, 2016). 34/
	(x)	Amended and Restated Schedule A to the Distribution and Service Plan (as of April 19, 2016). 35/
	(y)	Amended and Restated Schedule A to the Distribution and Service Plan (as of September 9, 2016). 36/
	(z)	Amended and Restated Schedule A to the Distribution and Service Plan (as of February 24, 2017). 37/
	(aa)	Amended and Restated Schedule A to the Distribution and Service Plan (as of September 20, 2017). 38/
	(bb)	Amended and Restated Schedule A to the Distribution and Service Plan (as of February 23, 2018). 39/
	(cc)	Amended and Restated Schedule A to the Distribution and Service Plan (as of May 23, 2018). 40/
	(dd)	Amended and Restated Schedule A to the Distribution and Service Plan (as of September 13, 2018). 43/
	(ee)	Amended and Restated Schedule A to the Distribution and Service Plan (as of November 13, 2018). 44/
	(ff)	Amended and Restated Schedule A to the Distribution and Service Plan (as of June 13, 2019). 48/
	(gg)	Amended and Restated Schedule A to the Distribution and Service Plan (as of February 18, 2020). 54/
	(hh)	Amended and Restated Schedule A to the Distribution and Service Plan (as of July 23, 2020). 56/
	(ii)	Amended and Restated Schedule A to the Distribution and Service Plan (as of November 11, 2020). 62/
	(jj)	Amended and Restated Schedule A to the Distribution and Service Plan (as of February 26, 2021). 65/
	(kk)	Amended and Restated Schedule A to the Distribution and Service Plan (as of May 21, 2021). 66/
	(ll)	Amended and Restated Schedule A to the Distribution and Service Plan (as of August 4, 2021). 69/
	(mm)	Amended and Restated Schedule A to the Distribution and Service Plan (September 17, 2021). 69/
(11)		Opinion of Stradley Ronon Stevens & Young, LLP, filed electronically as an exhibit to the N-14 Registration Statement filed on August 24, 2021, is hereby incorporated by reference.
(12)		Opinion and Consent of Stradley Ronon Stevens & Young LLP regarding tax matters. *
(13)	(a)	Form of Transfer Agency Services Agreement. 2/
	(b)	Amendment to the Transfer Agency Services Agreement. 5/
	(c)	Amendment to the Transfer Agency Services Agreement. 7/
	(d)	Amendment to the Transfer Agency Services Agreement. 8/
	(e)	Amendment to the Transfer Agency Services Agreement. 9/
	(f)	Amendment to the Transfer Agency Services Agreement. 10/
	(g)	Amendment to the Transfer Agency Services Agreement. 11/
	(h)	Amendment to the Transfer Agency Services Agreement. 12/
	(i)	Amendment to the Transfer Agency Services Agreement. 13/
	(j)	Amendment to the Transfer Agency Services Agreement. 14/
	(k)	Amendment to the Transfer Agency Services Agreement. 15/
	(l)	Amendment to the Transfer Agency Services Agreement. 18/
	(m)	Amendment to the Transfer Agency Services Agreement. 19/
	(n)	Amendment to the Transfer Agency Services Agreement. 20/

(o)	Amendment to the Transfer Agency Services Agreement. 21/
(p)	Amendment to the Transfer Agency Services Agreement. 22/
(q)	Amendment to the Transfer Agency Services Agreement. 24/
(r)	Amendment to the Transfer Agency Services Agreement. 25/
(s)	Amendment to the Transfer Agency Services Agreement. 27/
(t)	Amendment to the Transfer Agency Services Agreement (as of November 14, 2014). 31/
(u)	Amendment to the Transfer Agency Services Agreement (as of March 10, 2015). 31/
(v)	Amendment to the Transfer Agency Services Agreement (as of April 21, 2015). 32/
(w)	Amendment to the Transfer Agency Services Agreement (as of May 29, 2015). 33/
(x)	Amendment to the Transfer Agency Services Agreement (as of September 11, 2015). 34/
(y)	Amendment to the Transfer Agency Services Agreement (as of November 13, 2015). 34/
(z)	Amendment to the Transfer Agency Services Agreement (as of February 26, 2016). 34/
(aa)	Amendment to the Transfer Agency Services Agreement (as of April 19, 2016). 35/
(bb)	Amendment to the Transfer Agency Services Agreement (as of September 9, 2016). 36/
(cc)	Amendment to the Transfer Agency Services Agreement (as of February 24, 2017). 37/
(dd)	Amendment to the Transfer Agency Services Agreement (as of July 19. 2017). 67/
(ee)	Amendment to the Transfer Agency Services Agreement (as of September 20, 2017). 38/
(ff)	Amendment to the Transfer Agency Services Agreement (as of February 23, 2018). 39/
(gg)	Amendment to the Transfer Agency Services Agreement (as of May 23, 2018). 40/
(hh)	Amendment to the Transfer Agency Services Agreement (as of September 13, 2018). 43/
(ii)	Amendment to the Transfer Agency Services Agreement (as of November 13, 2018). 44/
(jj)	Amendment to the Transfer Agency Services Agreement (as of June 13, 2019). 48/
(kk)	Amendment to the Transfer Agency Services Agreement (as of February 18, 2020). 54/
(ll)	Amendment to the Transfer Agency Services Agreement (as of July 23, 2020). 56/
(mm)	Amendment to the Transfer Agency Services Agreement (as of November 11, 2020). 62/
(nn)	Amendment to the Transfer Agency Services Agreement (as of February 26, 2021). 65/
(oo)	Amendment to the Transfer Agency Services Agreement (as of May 21, 2021). 66/
(pp)	Amendment to the Transfer Agency Services Agreement (as of August 4, 2021). 68/
(qq)	Amendment to the Transfer Agency Services Agreement (as of September 17, 2021). 69/
(rr)	Form of Administration Agreement. 2/
(ss)	Interim Supervision and Administration Agreement. 43/
(tt)	Amended and Restated Supervision and Administration Agreement dated July 2, 2018. 43/
(uu)	Amended and Restated Schedule A dated September 13, 2018 to the Amended and Restated Supervision and Administration Agreement. 43/
(vv)	Amended and Restated Schedule A dated November 13, 2018 to the Amended and Restated Supervision and Administration Agreement. 44/
(ww)	Amended and Restated Schedule A dated March 1, 2019 to the Amended and Restated Supervision and Administration Agreement. 44/
(xx)	Amended and Restated Schedule A dated April 1, 2019 to the Amended and Restated Supervision and Administration Agreement. 46/
(yy)	Amended and Restated Schedule A dated June 13, 2019 to the Amended and Restated Supervision and Administration Agreement. 48/
(zz)	Amended and Restated Schedule A dated September 13, 2019 to the Amended and Restated Supervision and Administration Agreement. 49/
(aaa)	Amended and Restated Schedule A dated November 15, 2019 to the Amended and Restated Supervision and Administration Agreement. 51/
(bbb)	Supervision and Administration Agreement with respect to the Global X Thematic Growth ETF dated September 25, 2019. 49/
(ccc)	Amended and Restated Schedule A dated February 18, 2020 to the Amended and Restated Supervision and Administration Agreement. 54/
(ddd)	Amended and Restated Schedule A dated April 1, 2020 to the Amended and Restated Supervision and Administration Agreement. 54/

(eee)	Amended and Restated Schedule A dated July 23, 2020 to the Amended and Restated Supervision and Administration Agreement. 56/
(fff)	Amended and Restated Schedule A dated November 11, 2020 to the Amended and Restated Supervision and Administration Agreement. 63/
(ggg)	Amended and Restated Schedule A dated February 22, 2021 to the Amended and Restated Supervision and Administration Agreement. 64/
(hhh)	Amended and Restated Schedule A dated March 24, 2021 to the Amended and Restated Supervision and Administration Agreement. 65/
(iii)	Amended and Restated Schedule A dated May 21, 2021 to the Amended and Restated Supervision and Administration Agreement. 67/
(jjj)	Amended and Restated Schedule A dated August 4, 2021 to the Amended and Restated Supervision and Administration Agreement. 69/
(kkk)	Amended and Restated Schedule A dated September 17, 2021 to the Amended and Restated Supervision and Administration Agreement. 69/
(lll)	Amended and Restated Schedule A dated September 28, 2021 to the Amended and Restated Supervision and Administration Agreement. 69/
(mmm)	Amended and Restated Schedule A dated September 28, 2021 to the Amended and Restated Supervision and Administration Agreement. 69/
(nnn)	Form of Sub-Administration Agreement. 53/
(ooo)	Amendment Number One to Sub-Administration Agreement. 5/
(ppp)	Amendment Number Two to Sub-Administration Agreement. 7/
(qqq)	Amendment Number Eight to Sub-Administration Agreement. 13/
(rrr)	Amendment Number Fifteen to Sub-Administration Agreement. 26/
(sss)	Amendment Number Eighteen to Sub-Administration Agreement. 27/
(ttt)	Amendment Number Nineteen to Sub-Administration Agreement. 30/
(uuu)	Amendment Number Twenty to Sub-Administration Agreement. 31/
(vvv)	Amendment Number Twenty-One to Sub-Administration Agreement. 32/
(www)	Amendment Number Twenty-Two to Sub-Administration Agreement. 33/
(xxx)	Amendment Number Twenty-Three to Sub-Administration Agreement. 33/
(yyy)	Amendment Number Twenty-Four to Sub-Administration Agreement. 34/
(zzz)	Amendment Number Twenty-Five to Sub-Administration Agreement. 34/
(aaaa)	Amendment Number Twenty-Six to Sub-Administration Agreement. 34/
(bbbb)	Amendment Number Twenty-Seven to Sub-Administration Agreement. 34/
(cccc)	Amendment Number Twenty-Eight to Sub-Administration Agreement. 35/
(dddd)	Amendment Number Twenty-Nine to Sub-Administration Agreement. 36/
(eeee)	Amendment Number Thirty to Sub-Administration Agreement. 36/
(ffff)	Amendment Number Thirty-One to Sub-Administration Agreement. 37/
(gggg)	Amendment Number Thirty-Two to Sub-Administration Agreement. 38/
(hhhh)	Amendment Number Thirty-Three to Sub-Administration Agreement. 39/
(iiii)	Amendment Number Thirty-Four to Sub-Administration Agreement. 40/
(jjjj)	Amendment Number Thirty-Five to Sub-Administration Agreement. 43/
(kkkk)	Amendment Number Thirty-Six to Sub-Administration Agreement. 44/
(llll)	Amendment Number Thirty-Seven to Sub-Administration Agreement. 48/
(mmmm)	Amendment Number Thirty-Eight to Sub-Administration Agreement. 48/
(nnnn)	Amendment Number Thirty-Nine to Sub-Administration Agreement. 55/
(oooo)	Amendment Number Forty-One to Sub-Administration Agreement. 56/
(pppp)	Amendment Number Forty-Two to Sub-Administration Agreement (redacted). 57/
(qqqq)	Amendment Number Forty-Three to Sub-Administration Agreement. 64/
(rrrr)	Amendment Number Forty-Four to Sub-Administration Agreement. 65/
(ssss)	Amendment Number Forty-Five to Sub-Administration Agreement. 66/
(tttt)	Amendment Number Forty-Six to Sub-Administration Agreement. 69/
(uuuu)	Amendment Number Forty-Seven to Sub-Administration Agreement. 69/

	(vvvv)	Form of Sub-License Agreement. 3/
	(wwww)	Amended and Restated Schedules A and B to the Index Sub-License Agreement. 7/
	(xxxx)	Amended and Restated Schedules A and B to the Index Sub-License Agreement. 8/
	(yyyy)	Amended and Restated Sub-License Agreement. 47/
	(zzzz)	Expense Limitation Agreement for Global X U.S. Infrastructure Development ETF. 39/
	(aaaaa)	Expense Limitation Agreement for Global X Longevity Thematic ETF. 39/
	(bbbbb)	Expense Limitation Agreement for Global X Health & Wellness Thematic ETF. 39/
	(ccccc)	Expense Limitation Agreement for Global X Millennials Thematic ETF. 39/
	(eeeee)	Expense Limitation Agreement for Global X DAX Germany ETF. 44/
	(fffff)	Expense Limitation Agreement for Global X Russell 2000 Covered Call ETF. 45/
	(ggggg)	Expense Limitation Agreement for Global X S&P 500® Quality Dividend ETF. 49/
	(hhhhh)	Expense Limitation Agreement for Global X Cybersecurity ETF. 50/
	(iiiii)	Expense Limitation Agreement for Global X DAX Germany ETF. 51/
	(jjjjj)	Expense Limitation Agreement for Global X S&P 500 Covered Call ETF. 51/
	(kkkkk)	Expense Limitation Agreement for Global X Nasdaq 100 Covered Call ETF. 51/
	(lllll)	Expense Limitation Agreement for Global X Russell 2000 Covered Call ETF. 51/
	(mmmmm)	Expense Limitation Agreement for Global X Cybersecurity ETF. 53/
	(nnnnn)	Expense Limitation Agreement for Global X U.S. Preferred ETF. 53/
	(ooooo)	Expense Limitation Agreement for Global X S&P 500 Covered Call ETF. 60/
	(ppppp)	Expense Limitation Agreement for Global X Russell 2000 Covered Call ETF. 64/
(14)		Consent of Independent Registered Public Accounting Firm.
(15)		Not applicable.
(16)		Powers of Attorney.
(17)	(a)	Code of Ethics of Global X Funds and Global X Management Company LLC. 4/
	(b)	Code of Ethics of Global X Funds and Global X Management Company LLC. 29/
	(c)	Code of Ethics of Global X Funds and Global X Management Company LLC. 58/
	(d)	Code of Ethics of Distributor. 4/
	(e)	Code of Ethics of Mirae Asset Global Investments (USA) LLC. 58/
	(f)	Code of Ethics of Mirae Asset Global Investments (Hong Kong) Limited. 62/

* Filed herein.
** To be filed by Amendment.

1/ Incorporated by reference from the Registrant’s initial Registration Statement, SEC File No. 333-151713, filed June 17, 2008.

2/ Incorporated by reference from the Registrant’s Pre-effective Amendment #1, SEC File No. 333-151713, filed August 15, 2008.

3/ Incorporated by reference from the Registrant’s Pre-effective Amendment #2, SEC File No. 333-151713, filed October 27, 2008.

4/ Incorporated by reference from the Registrant’s Post-effective Amendment #2, SEC File No. 333-151713, filed January 20, 2009.

5/ Incorporated by reference from the Registrant’s Post-effective Amendment #4, SEC File No. 333-151713, filed November 16, 2009.

6/ Incorporated by reference from the Registrant’s Post-effective Amendment #7, SEC File No. 333-151713, filed February 26, 2010.

7/ Incorporated by reference from the Registrant’s Post-effective Amendment #9, SEC File No. 333-151713, filed April 16, 2010.

8/ Incorporated by reference from the Registrant’s Post-effective Amendment #11, SEC File No. 333-151713, filed June 16, 2010.

9/ Incorporated by reference from the Registrant’s Post-effective Amendment #15, SEC File No. 333-151713, filed October 27, 2010.

10/ Incorporated by reference from the Registrant’s Post-effective Amendment #20, SEC File No. 333-151713, filed January 10, 2011.

11/ Incorporated by reference from the Registrant’s Post-effective Amendment #31, SEC File No. 333-151713, filed May 3, 2011.

12/ Incorporated by reference from the Registrant’s Post-effective Amendment #32, SEC File No. 333-151713, filed May 11, 2011.

13/ Incorporated by reference from the Registrant’s Post-effective Amendment #41, SEC File No. 333-151713, filed September 20, 2011.

14/ Incorporated by reference from the Registrant’s Post-effective Amendment #52, SEC File No. 333-151713, filed November 22, 2011.

15/ Incorporated by reference from the Registrant’s Post-effective Amendment #59, SEC File No. 333-151713, filed February 3, 2012.

18/ Incorporated by reference from the Registrant’s Post-effective Amendment #68, SEC File No. 333-151713, filed April 25, 2012.

19/ Incorporated by reference from the Registrant’s Post-effective Amendment #71, SEC File No. 333-151713, filed May 29, 2012.

20/ Incorporated by reference from the Registrant’s Post-effective Amendment #80, SEC File No. 333-151713, filed September 5, 2012.

21/ Incorporated by reference from the Registrant’s Post-effective Amendment #93, SEC File No. 333-151713, filed November 26, 2012.

22/ Incorporated by reference from the Registrant’s Post-effective Amendment #122, SEC File No. 333-151713, filed July 30, 2013.

24/ Incorporated by reference from the Registrant's Post-effective Amendment # 128, SEC File No. 333-151713, filed October 29, 2013.

25/ Incorporated by reference from the Registrant's Post-effective Amendment # 133, SEC File No. 333-151713, filed February 5, 2014.

26/ Incorporated by reference from the Registrant's Post-effective Amendment # 135, SEC File No. 333-151713, filed February 25, 2014.

27/Incorporated by reference from the Registrant's Post-effective Amendment # 167, SEC File No. 333-151713, filed September 17, 2014.

28/Incorporated by reference from the Registrant's Post-effective Amendment # 173, SEC File No. 333-151713, filed September 29, 2014.

29/Incorporated by reference from the Registrant's Post-effective Amendment # 211, SEC File No. 333-151713, filed February 26, 2015.

30/Incorporated by reference from the Registrant's Post-effective Amendment # 218, SEC File No. 333-151713, filed March 11, 2015.

31/Incorporated by reference from the Registrant's Post-effective Amendment # 220, SEC File No. 333-151713, filed March 19, 2015.

32/Incorporated by reference from the Registrant's Post-effective Amendment # 243, SEC File No. 333-151713, filed May 21, 2015.

33/Incorporated by reference from the Registrant's Post-effective Amendment # 269, SEC File No. 333-151713, filed September 9, 2015.

34/Incorporated by reference from the Registrant's Post-effective Amendment # 331, SEC File No. 333-151713, filed March 24, 2016.

35/Incorporated by reference from the Registrant's Post-effective Amendment # 346, SEC File No. 333-151713, filed May 6, 2016.

36/Incorporated by reference from the Registrant's Post-effective Amendment # 392, SEC File No. 333-151713, filed October 25, 2016.

37/Incorporated by reference from the Registrant's Post-effective Amendment # 424, SEC File No. 333-151713, filed March 1, 2017.

38/Incorporated by reference from the Registrant's Post-effective Amendment # 481, SEC File No. 333-151713, filed October 2, 2017.

39/Incorporated by reference from the Registrant's Post-effective Amendment # 498, SEC File No. 333-151713, filed February 27, 2018.

40/Incorporated by reference from the Registrant's Post-effective Amendment # 521, SEC File No. 333-151713, filed June 8, 2018.

41/Incorporated by reference from the Registrant’s Post-effective Amendment # 524, SEC File No. 333-151713, filed June 22, 2018.

42/ Incorporated by reference from the Registrant’s Post-effective Amendment # 525, SEC File No. 333-151713, filed July 3, 2018.

43/ Incorporated by reference from the Registrant’s Post-effective Amendment # 550, SEC File No. 333-151713, filed October 19, 2018.

44/ Incorporated by reference from the Registrant’s Post-effective Amendment # 564, SEC File No. 333-151713, filed February 25, 2019.

45/ Incorporated by reference from the Registrant’s Post-effective Amendment #568, SEC File No. 333-151713, filed March 19, 2019.

46/ Incorporated by reference from the Registrant’s Post-effective Amendment #571, SEC File No. 333-151713, filed March 25, 2019.

47/ Incorporated by reference from the Registrant’s Post-effective Amendment #573, SEC File No. 333-151713, filed April 2, 2019.

48/ Incorporated by reference from the Registrant’s Post-effective Amendment #582, SEC File No. 333-151713, filed September 3, 2019.

49/ Incorporated by reference from the Registrant’s Post-effective Amendment #587, SEC File No. 333-151713, filed September 25, 2019.

50/ Incorporated by reference from the Registrant’s Post-effective Amendment #588, SEC File No. 333-151713, filed October 9, 2019.

51/ Incorporated by reference from the Registrant’s Post-effective Amendment #591, SEC File No. 333-151713, filed February 24, 2020.

52/ Incorporated by reference from the Registrant’s Post-effective Amendment #592, SEC File No. 333-151713, filed March 6, 2020.

53/ Incorporated by reference from the Registrant’s Post-effective Amendment #596, SEC File No. 333-151713, filed March 23, 2020.

54/ Incorporated by reference from the Registrant’s Post-effective Amendment #599, SEC File No. 333-151713, filed May 20, 2020.

55/ Incorporated by reference from the Registrant’s Post-effective Amendment #600, SEC File No. 333-151713, filed May 26, 2020.

56/ Incorporated by reference from the Registrant’s Post-effective Amendment #610, SEC File No. 333-151713, filed July 24, 2020.

57/ Incorporated by reference from the Registrant’s Post-effective Amendment #616, SEC File No. 333-151713, filed August 24, 2020.

58/ Incorporated by reference from the Registrant’s Post-effective Amendment #626, SEC File No. 333-151713, filed September 29, 2020.

59/ Incorporated by reference from the Registrant’s Post-effective Amendment #627, SEC File No. 333-151713, filed October 14, 2020.

60/ Incorporated by reference from the Registrant’s Post-effective Amendment #628, SEC File No. 333-151713, filed October 21, 2020.

61/ Incorporated by reference from the Registrant’s Post-effective Amendment #630, SEC File No. 333-151713, filed November 12, 2020.

62/ Incorporated by reference from the Registrant’s Post-effective Amendment #631, SEC File No. 333-151713, filed January 4, 2021.

63/ Incorporated by reference from the Registrant’s Post-effective Amendment #633, SEC File No. 333-151713, filed January 26, 2021.

64/ Incorporated by reference from the Registrant’s Post-effective Amendment #634, SEC File No. 333-151713, filed February 23, 2021.

65/ Incorporated by reference from the Registrant’s Post-effective Amendment #635, SEC File No. 333-151713, filed March 24, 2021.

66/ Incorporated by reference from the Registrant’s Post-effective Amendment #644, SEC File No. 333-151713, filed June 23, 2021.

67/ Incorporated by reference from the Registrant’s Post-Effective Amendment #647, SEC File No. 333-151713, filed July 20, 2021.

68/ Incorporated by reference from the Registrant’s Post-effective Amendment #649, SEC File No. 333-151713, filed August 6, 2021.

69/ Incorporated by reference from the Registrant’s Post-effective Amendment #655, SEC File No. 333-151713, filed October 26, 2021.

ITEM 17. UNDERTAKINGS:

(1) The undersigned Registrant agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, as amended, this registration statement has been signed on behalf of the Registrant, in the City of New York, State of New York on the 4th day of November, 2021.

Global X Funds By: /s/ Luis Berruga Luis Berruga President

As required by the Securities Act of 1933, as amended, this registration statement has been signed by the following persons in the capacities on the 4th day of November, 2021.

Name	Title	Date

/s/ Luis Berruga	Trustee, President	November 4, 2021
Luis Berruga

/s/ John Belanger	Principal Financial Officer	November 4, 2021
John Belanger

/s/ Ronnie Riven	Treasurer	November 4, 2021
Ronnie Riven

*	Trustee
Charles A. Baker		November 4, 2021

*	Trustee
Susan M. Ciccarone		November 4, 2021

*	Trustee
Clifford J. Weber		November 4, 2021

*/s/ Luis Berruga
Attorney-In-Fact, pursuant to power of attorney

Exhibit Index

(4)(a) Agreement and Plan of Reorganization is filed herewith as Exhibit A to the Prospectus/
Information Statement.

(12)(a) Opinion and Consent of Stradley Ronon Stevens & Young LLP regarding tax matters.